Share Capital - Disclosure of Detailed Information About Share Capital (Details) - NZD ($) $ in Thousands	Jan. 31, 2021	Jan. 31, 2020
Disclosure of classes of share capital [abstract]
Shares Outstanding Value	$ 338,498	$ 170,193